Third Quarter Report
September 30, 2023 (Unaudited)
Columbia Variable Portfolio – Disciplined Core Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 9.2%
Entertainment 0.2%
Electronic Arts, Inc.	46,322	5,577,169
Interactive Media & Services 8.9%
Alphabet, Inc., Class A(a)	1,487,630	194,671,262
Meta Platforms, Inc., Class A(a)	397,097	119,212,490
Total		313,883,752
Media 0.1%
Fox Corp., Class A	167,254	5,218,325
Total Communication Services		324,679,246
Consumer Discretionary 10.7%
Automobiles 0.9%
Tesla, Inc.(a)	128,057	32,042,423
Broadline Retail 3.0%
Amazon.com, Inc.(a)	473,136	60,145,048
eBay, Inc.	1,041,780	45,932,080
Total		106,077,128
Hotels, Restaurants & Leisure 2.6%
Booking Holdings, Inc.(a)	13,912	42,903,912
Expedia Group, Inc.(a)	79,065	8,149,230
MGM Resorts International	390,834	14,367,058
Royal Caribbean Cruises Ltd.(a)	269,307	24,813,947
Total		90,234,147
Household Durables 1.9%
Lennar Corp., Class A	343,992	38,606,222
PulteGroup, Inc.	391,816	29,013,975
Total		67,620,197
Specialty Retail 2.3%
Best Buy Co., Inc.	271,386	18,853,185
O’Reilly Automotive, Inc.(a)	30,802	27,994,706
TJX Companies, Inc. (The)	356,082	31,648,568
Total		78,496,459
Total Consumer Discretionary		374,470,354
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.5%
Consumer Staples Distribution & Retail 2.4%
Kroger Co. (The)	111,597	4,993,966
Walmart, Inc.	503,140	80,467,180
Total		85,461,146
Food Products 2.0%
Archer-Daniels-Midland Co.	714,146	53,860,891
General Mills, Inc.	228,335	14,611,157
Total		68,472,048
Household Products 0.3%
Procter & Gamble Co. (The)	66,251	9,663,371
Tobacco 1.8%
Altria Group, Inc.	1,507,704	63,398,953
Total Consumer Staples		226,995,518
Energy 4.7%
Oil, Gas & Consumable Fuels 4.7%
Exxon Mobil Corp.	486,659	57,221,365
Marathon Petroleum Corp.	365,545	55,321,581
Valero Energy Corp.	376,503	53,354,240
Total		165,897,186
Total Energy		165,897,186
Financials 12.2%
Banks 2.2%
Citigroup, Inc.	998,499	41,068,264
Wells Fargo & Co.	845,859	34,561,799
Total		75,630,063
Capital Markets 3.3%
CME Group, Inc.	95,003	19,021,501
Morgan Stanley	574,653	46,931,910
State Street Corp.	770,236	51,575,003
Total		117,528,414
Consumer Finance 0.6%
Synchrony Financial	731,794	22,370,942
2	Columbia Variable Portfolio – Disciplined Core Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 2.9%
Fiserv, Inc.(a)	167,700	18,943,392
MasterCard, Inc., Class A	116,616	46,169,440
Visa, Inc., Class A	157,756	36,285,458
Total		101,398,290
Insurance 3.2%
Marsh & McLennan Companies, Inc.	362,825	69,045,597
MetLife, Inc.	660,361	41,543,311
Total		110,588,908
Total Financials		427,516,617
Health Care 13.2%
Biotechnology 2.6%
AbbVie, Inc.	219,393	32,702,721
Amgen, Inc.	25,466	6,844,242
BioMarin Pharmaceutical, Inc.(a)	110,129	9,744,214
Regeneron Pharmaceuticals, Inc.(a)	24,318	20,012,741
Vertex Pharmaceuticals, Inc.(a)	60,328	20,978,459
Total		90,282,377
Health Care Equipment & Supplies 3.8%
Abbott Laboratories	482,071	46,688,576
Align Technology, Inc.(a)	139,274	42,523,138
Hologic, Inc.(a)	645,972	44,830,457
Total		134,042,171
Health Care Providers & Services 3.4%
Cardinal Health, Inc.	658,345	57,157,513
CVS Health Corp.	73,148	5,107,193
Humana, Inc.	118,378	57,593,265
Total		119,857,971
Pharmaceuticals 3.4%
Bristol-Myers Squibb Co.	1,171,003	67,965,014
Pfizer, Inc.	416,058	13,800,644
Viatris, Inc.	3,846,711	37,928,570
Total		119,694,228
Total Health Care		463,876,747
Industrials 8.2%
Aerospace & Defense 1.4%
Lockheed Martin Corp.	123,980	50,702,861
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 1.4%
FedEx Corp.	189,600	50,228,832
Building Products 0.3%
Masco Corp.	183,563	9,811,442
Machinery 3.3%
Caterpillar, Inc.	210,844	57,560,412
Parker-Hannifin Corp.	145,792	56,788,900
Total		114,349,312
Professional Services 1.8%
Automatic Data Processing, Inc.	264,099	63,536,937
Total Industrials		288,629,384
Information Technology 27.4%
Communications Equipment 2.4%
Cisco Systems, Inc.	1,542,180	82,907,597
Semiconductors & Semiconductor Equipment 6.3%
Advanced Micro Devices, Inc.(a)	155,754	16,014,626
Applied Materials, Inc.	51,156	7,082,548
Lam Research Corp.	110,387	69,187,260
NVIDIA Corp.	166,709	72,516,748
QUALCOMM, Inc.	527,888	58,627,242
Total		223,428,424
Software 11.5%
Adobe, Inc.(a)	161,701	82,451,340
Autodesk, Inc.(a)	293,523	60,732,844
Fortinet, Inc.(a)	706,205	41,440,109
Microsoft Corp.	691,427	218,318,075
Total		402,942,368
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.(b)	1,483,079	253,917,956
Total Information Technology		963,196,345
Materials 2.7%
Chemicals 1.4%
CF Industries Holdings, Inc.	241,304	20,689,405
Mosaic Co. (The)	746,218	26,565,361
Total		47,254,766

Columbia Variable Portfolio – Disciplined Core Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.3%
Nucor Corp.	102,906	16,089,353
Steel Dynamics, Inc.	284,216	30,473,639
Total		46,562,992
Total Materials		93,817,758
Real Estate 2.0%
Hotel & Resort REITs 0.5%
Host Hotels & Resorts, Inc.	1,069,631	17,188,970
Specialized REITs 1.5%
SBA Communications Corp.	271,587	54,363,570
Total Real Estate		71,552,540
Utilities 2.1%
Electric Utilities 2.1%
American Electric Power Co., Inc.	594,300	44,703,246
Evergy, Inc.	456,233	23,131,013
PG&E Corp.(a)	313,200	5,051,916
Total		72,886,175
Total Utilities		72,886,175
Total Common Stocks (Cost $3,034,117,777)		3,473,517,870

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(c),(d)	42,887,316	42,874,450
Total Money Market Funds (Cost $42,870,162)		42,874,450
Total Investments in Securities (Cost: $3,076,987,939)		3,516,392,320
Other Assets & Liabilities, Net		(2,282,735)
Net Assets		3,514,109,585

At September 30, 2023, securities and/or cash totaling $6,334,770 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	218	12/2023	USD	47,147,950	—	(1,963,086)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2023.
4	Columbia Variable Portfolio – Disciplined Core Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	55,464,807	420,853,931	(433,443,730)	(558)	42,874,450	(3,119)	1,816,421	42,887,316
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Disciplined Core Fund | Third Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7004_12_B01_(11/23)